INVESTMENTS IN SALES-TYPE LEASES (Narrative) (Details)	1 Months Ended
	Jul. 31, 2025 carrier	Jun. 30, 2025 carrier vessel	Dec. 31, 2024 vessel
Sale Leaseback Transaction [Line Items]
Sales-type lease, assets sold and delivered		6
Subsequent event
Sale Leaseback Transaction [Line Items]
Sales-type lease, assets sold and delivered	1
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Number of vessels under investments in sales-type leases, direct financing leases and leaseback assets | vessel		7	7